Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	19.A, C. and D- Consultants and Employees	19.B- Directors and CEO
Number of equity instruments granted	26,861,174	36,744,405
Fair value in the grant date (thousands USD)	86,989	21,056
Range of share price (USD)	2.03-10.94	1.38-6.52
Range of exercise price (USD)	0-11.88	0.7-9.33
Range of expected share price volatility	58.54%-115.14%	60.22%-125.95%
Range of estimated life (years)	4-9	4-7.08
Range of weighted average of risk-free interest rate	0.36%-1.65%	0.29%-1.33%
Expected dividend yield	-	-
Outstanding as of December 31, 2021	21,022,609	34,410,284
Exercisable as of December 31, 2021 (from grants granted in 2019-2021)	7,337,388	30,631,203

Employees and consultants [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2020	2021
	Share option programs	Share option programs	Replacement awards
Outstanding at January 1	521,138	12,603,828	-
Granted during the year	14,295,289	11,850,252	254,409
Exercised during the year	(1,703,902)	(2,351,420)	-
Forfeited or expired during the year	(508,697)	(1,334,460)	-
Outstanding at December 31	12,603,828	20,768,200	254,409
Exercisable as of December 31	880,734	7,337,388	-

Directors and CEO [Member]
Share-Based Payment (Tables) [Line Items]
Schedule of fair value of the share options
	2020	2021
Outstanding at January 1	78,435	8,839,482
Granted during the year	8,820,402	27,873,103
Exercised during the year	-	(2,147,454)
Forfeited or expired during the year	(59,355)	(154,847)
Outstanding at December 31	8,839,482	34,410,284
Exercisable as of December 31	8,679,113	30,631,203